Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 5,169,539	$ 5,030,724
Less: accumulated amortization	(2,318,686)	(1,304,122)
Intangible assets, net	2,850,853	3,726,602
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	508,961	479,000
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 4,660,578	$ 4,551,724